Employee Benefit Plans and Postretirement Benefits - Assumptions Utilized in Determining the Funded Status and Net Periodic Cost of Defined Benefit Pension Plans and Other Postretirement Benefit Plans (Detail)
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Pension plans [Member]
Assumptions used to determine funded status at December 31
Weighted-average discount rates	3.22%		4.05%
Weighted-average rate of compensation increase	3.25%		3.35%
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	4.05%		3.75%		4.61%
Weighted-average rate of compensation increase	3.35%		2.99%		3.16%
Weighted-average long-term rates of return on plan assets	5.85%		5.95%		6.79%
Healthcare plans [Member]
Assumptions used to determine funded status at December 31
Weighted-average discount rates	3.96%		4.67%
Weighted-average rate of compensation increase	3.00%		3.42%
Weighted-average, initial healthcare cost trend rate	7.23%		8.19%
Weighted-average, ultimate healthcare cost trend rate	5.00%	[1]	5.00%	[1]
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	4.67%		3.79%		4.57%
Weighted-average rate of compensation increase	3.42%		3.42%		3.44%
Weighted-average long-term rates of return on plan assets	6.75%		7.00%		7.25%
Weigted-average, initial healthcare cost trend rate	8.19%		7.04%		7.54%
Weighted-average, ultimate healthcare cost trend rate	5.00%	[1]	5.00%	[1]	5.00%	[1]
Other [Member]
Assumptions used to determine funded status at December 31
Weighted-average discount rates	1.81%		3.00%
Weighted-average rate of compensation increase	2.27%		2.63%
Assumptions used to determine expense for the years ended December 31
Weighted-average discount rates	3.00%		3.27%		4.63%
Weighted-average rate of compensation increase	2.63%		2.75%		3.11%

[1]	CNH Industrial expects to achieve the ultimate healthcare cost trend rate in 2024 and 2018 for US and Canada plans, respectively.